Other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Receivables
Balance at beginning of the year	$ 68	$ 168
Increase	2,053	67
Result from exposure to inflation	(295)	(167)
Balance at end of the year	$ 1,826	$ 68